Employees and Personnel Costs - Social Security Costs and Pension Costs (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employees and Personnel Costs
Pension costs	kr 1,876	kr 1,644
Social Security Costs and Pension Costs	16,604	6,131
Parent Company
Employees and Personnel Costs
Social security costs	12,330	3,008
Parent Company | Board and executive management
Employees and Personnel Costs
Pension costs	1,748	1,644
Parent Company | Other employees
Employees and Personnel Costs
Pension costs	1,666	1,180
Subsidiaries
Employees and Personnel Costs
Social security costs	225	kr 299
Subsidiaries | Board and executive management
Employees and Personnel Costs
Pension costs	129
Subsidiaries | Other employees
Employees and Personnel Costs
Pension costs	kr 506